Related Party Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties	¥ 126,103	$ 19,520	¥ 321,772
Due to related parties	24,799	3,839	59,254
Office lease contracts
Related Party Transaction [Line Items]
Due to related parties			34,726
Office lease contracts | Real Estate Group Entities
Related Party Transaction [Line Items]
Due from related parties			2,248
Due to related parties			34,726
Amounts lent | Hywin Financial Holding Group Co., Ltd.
Related Party Transaction [Line Items]
Due from related parties	126,103	19,520	273,768
Disposal of VIEs' subsidiaries | Ms. . WANG Pei
Related Party Transaction [Line Items]
Due from related parties			45,756
Loans borrowed
Related Party Transaction [Line Items]
Due to related parties	2,299	357	2,028
Loans borrowed | Yushang Group Co., , Ltd.
Related Party Transaction [Line Items]
Due to related parties	328	52	7
Loans borrowed | Ms. Wang Dian
Related Party Transaction [Line Items]
Due to related parties	1,891	293	1,941
Loans borrowed | Han Yu
Related Party Transaction [Line Items]
Due to related parties	19	3	19
Loans borrowed | Han Wangjuncheng
Related Party Transaction [Line Items]
Due to related parties	61	9	61
Dividend payable | Ms. Wang Dian
Related Party Transaction [Line Items]
Due to related parties	¥ 22,500	$ 3,482	¥ 22,500